Segmented Financial Information (Tables)	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
Information by reportable segment
Baytex's reportable segments are determined based on the geographic location and nature of the underlying operations:

•Canada includes the exploration for, and the development and production of, crude oil and natural gas in Western Canada;
•U.S. includes the exploration for, and the development and production of, crude oil and natural gas in the U.S.; and
•Corporate includes corporate activities and items not allocated between operating segments.

	Canada		U.S.		Corporate		Consolidated
Years Ended December 31	2021	2020	2021	2020	2021	2020	2021	2020

Revenue, net of royalties
Petroleum and natural gas sales	$1,128,137	$571,741	$740,058	$403,736	$—	$—	$1,868,195	$975,477
Royalties	(121,306)	(46,064)	(217,850)	(117,671)	—	—	(339,156)	(163,735)
	1,006,831	525,677	522,208	286,065	—	—	1,529,039	811,742

Expenses
Operating	257,658	247,050	85,344	84,295	—	—	343,002	331,345
Transportation	32,261	28,437	—	—	—	—	32,261	28,437
Blending and other	85,689	48,381	—	—	—	—	85,689	48,381
General and administrative	—	—	—	—	40,804	34,268	40,804	34,268
Exploration and evaluation	15,212	14,011	—	—	—	—	15,212	14,011
Depletion and depreciation	303,135	309,420	155,806	169,439	5,639	7,521	464,580	486,380
Impairment (reversal) loss	(1,100,000)	1,737,000	(442,414)	623,220	—	—	(1,542,414)	2,360,220
Share-based compensation	—	—	—	—	11,130	9,469	11,130	9,469
Financing and interest	—	—	—	—	111,159	125,441	111,159	125,441
Financial derivatives loss (gain)	—	—	—	—	287,872	(29,336)	287,872	(29,336)
Foreign exchange (gain) loss	—	—	—	—	(2,868)	8,688	(2,868)	8,688
(Gain) loss on dispositions	(9,856)	(901)	190	—	—	—	(9,666)	(901)
Other (income) expense	(2,857)	(2,128)	—	—	295	(3,176)	(2,562)	(5,304)
	(418,758)	2,381,270	(201,074)	876,954	454,031	152,875	(165,801)	3,411,099
Net income (loss) before income taxes	1,425,589	(1,855,593)	723,282	(590,889)	(454,031)	(152,875)	1,694,840	(2,599,357)
Income tax expense (recovery)
Current income tax (recovery) expense	(548)	469	1,820	105	—	—	1,272	574
Deferred income tax expense (recovery)	86,928	(77,201)	72,913	(57,199)	(79,873)	(26,567)	79,968	(160,967)
	86,380	(76,732)	74,733	(57,094)	(79,873)	(26,567)	81,240	(160,393)
Net income (loss)	$1,339,209	$(1,778,861)	$648,549	$(533,795)	$(374,158)	$(126,308)	$1,613,600	$(2,438,964)

Additions to exploration and evaluation assets	3,298	4,490	—	—	—	—	3,298	4,490
Additions to oil and gas properties	204,912	170,462	105,093	105,388	—	—	310,005	275,850
Property acquisitions	1,557	—	—	—	—	—	1,557	—
Proceeds from dispositions	(7,211)	(182)	(593)	—	—	—	(7,804)	(182)

Assets by segment

As at	December 31, 2021	December 31, 2020
Canadian assets	$2,658,281	$1,646,412
U.S. assets	2,152,323	1,737,533
Corporate assets	24,039	24,151
Total consolidated assets	$4,834,643	$3,408,096